Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis

The following tables present the balances of non-financial instruments measured at fair value on a non-recurring basis as of December 31, 2023 and 2022:

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2023		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets, net	$130	$130	$–	$–	$130
Impaired loans due to COVID-19, net	82	82	–	–	82
Other impaired loans, net	5,393	5,393	–	–	5,393
Total	$5,605	$5,605	$–	$–	$5,605

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2022		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets, net	$1,582	$1,582	$–	$–	$1,582
Impaired loans due to COVID-19, net	1,348	1,348	–	–	1,348
Other impaired loans, net	3,596	3,596	–	–	3,596
Total	$6,526	$6,526	$–	$–	$6,526

Schedule of Fair Value Estimates for Financial Instruments

The table below is a summary of fair value estimates for financial instruments:

	December 31, 2023		December 31, 2022
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial Assets
Cash, cash equivalents and restricted cash	$3,522	$3,522	$4,196	$4,196
Loans receivable, net	58,130	58,130	56,650	56,650
Accrued interest on loans	1,171	1,171	670	670
Financial Liabilities
Customer interest escrow	292	292	766	766
Notes payable secured, net	21,519	21,519	23,173	23,173
Notes payable unsecured, net	31,786	31,786	30,110	30,110

Accrued interest payable	3,861	3,861	650	650